CONCENTRATION RISK	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION RISK
10.	CONCENTRATION RISK

Customer Concentration

The Company’s revenues are concentrated among a limited number of customers. The following customer accounted for 10% or more of total revenues for the three months ended March 31, 2026 and 2025:

	Three months ended
	March 31,
	2026	2025

Kami Vision Incorporated	80%	32%

As of March 31, 2026, and December 31, 2025, the following customer accounted for 10% or more of total accounts receivable – related party:

	March 31,	December 31,
	2026	2025

Kami Vision Incorporated	82%	79%
ZKCam Technology Limited	18%	21%

The loss of this customer or a significant reduction in purchases by this customer could have a material adverse effect on the Company’s business, financial condition, and results of operations.

Supplier Concentration

The Company relies on a limited number of suppliers for its inventory purchases. The following suppliers accounted for 10% or more of total purchases for the three months ended March 31, 2026 and 2025:

	Three months ended
	March 31,
	2026	2025

Senslab Technology Co., Ltd (related party)	0%	100%
ZKCam Technology Limited (related party)	83%	0%
Third-party supplier	%	0%

13.	CONCENTRATION RISK

Customer Concentration

The Company’s revenues are concentrated among a limited number of customers. The following customer accounted for 10% or more of total revenues for the years ended December 31, 2025 and 2024:

	Years ended
	December 31,
	2025	2024

Kami Vision Incorporated	52%	27%

As of December 31, 2025 and 2024, the following customer accounted for 10% or more of total accounts receivable:

	December 31,	December 31,
	2025	2024

Kami Vision Incorporated	79%	82%
ZKCam Technology Limited	21%	-%

The loss of this customer or a significant reduction in purchases by this customer could have a material adverse effect on the Company’s business, financial condition, and results of operations.

Supplier Concentration

The Company relies on a limited number of suppliers for its inventory purchases. The following suppliers accounted for 10% or more of total purchases for the years ended December 31, 2025 and 2024:

	Years ended
	December 31,
	2025	2024

Senslab Technology Co., Ltd (related party)	0%	92%
Senslab HK Limited (related party)	100%	8%
Third-party supplier	0%	0%

As of December 31, 2025 and 2024, the following suppliers accounted for 10% or more of total accounts payable:

	December 31,	December 31,
	2025	2024

Senslab Technology Co., Ltd (related party)	0%	73%
Senslab HK Limited (related party)	0%	27%

The decrease in supplier concentration in accounts payable as of December 31, 2025 reflects the settlement of outstanding balances with related-party suppliers during the year.

Inventory Storage Concentration

As of December 31, 2025 and 2024, substantially all of the Company’s inventory was stored at third-party logistics facilities.